Reportable segments	12 Months Ended
Dec. 31, 2022
Reportable segments
Reportable segments	Note 22 Reportable segments

22.2Reportable segment disclosures:

	Specialty					Other				Total as of
	plant	Iodine and its	Lithium and	Industrial		products	Reportable	Operating	Unallocated	December 31,
Operating segment items for the year ended December 31, 2022	nutrients	derivatives	its derivatives	chemicals	Potassium	and services	segments	segments	amounts	2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	1,172,334	754,339	8,152,939	165,200	437,180	28,586	10,710,578	10,710,578	—	10,710,578
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	1,172,334	754,339	8,152,939	165,200	437,180	28,586	10,710,578	10,710,578	—	10,710,578
Costs of sales	(722,261)	(282,100)	(3,636,852)	(112,247)	(193,581)	(26,912)	(4,973,953)	(4,973,953)	—	(4,973,953)
Administrative expenses	—	—	—	—	—	—	—	—	(142,644)	(142,644)
Finance expense	—	—	—	—	—	—	—	—	(86,651)	(86,651)
Depreciation and amortization expense	(63,321)	(53,734)	(88,510)	(14,724)	(24,043)	(126)	(244,458)	(244,458)	—	(244,458)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	20,159	20,159
Income before taxes	450,073	472,239	4,516,087	52,953	243,599	1,674	5,736,625	5,736,625	(250,129)	5,486,496
Income tax expense	—	—	—	—	—	—	—	—	(1,572,212)	(1,572,212)
Net income (loss)	450,073	472,239	4,516,087	52,953	243,599	1,674	5,736,625	5,736,625	(1,822,341)	3,914,284
Assets	—	—	—	—	—	—	—	—	10,819,101	10,819,101
Equity-accounted investees	—	—	—	—	—	—	—	—	54,386	54,386
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	1,757,581	1,757,581
Liabilities	—	—	—	—	—	—	—	—	5,887,100	5,887,100
Impairment loss of financial assets recognized in profit or loss							—	—	3,369	3,369
Impairment loss of non-financial assets recognized in profit or loss	—	—	—	—	—	—	—	—	(42,233)	(42,233)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	4,077,595	4,077,595
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(909,401)	(909,401)
Cash flows from financing activities	—	—	—	—	—	—	—	—	(2,002,969)	(2,002,969)

	Specialty					Other				Total as of
	plant	Iodine and its	Lithium and	Industrial		products	Reportable	Operating	Unallocated	December 31,
Operating segment items for the year ended December 31, 2021	nutrients	derivatives	its derivatives	chemicals	Potassium	and services	segments	segments	amounts	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	908,815	437,931	936,121	132,011	416,592	30,845	2,862,315	2,862,315	—	2,862,315
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	908,815	437,931	936,121	132,011	416,592	30,845	2,862,315	2,862,315	—	2,862,315
Costs of sales	(646,930)	(240,341)	(494,794)	(109,067)	(253,125)	(27,951)	(1,772,208)	(1,772,208)	—	(1,772,208)
Administrative expenses	—	—	—	—	—	—	—	—	(118,893)	(118,893)
Finance expense	—	—	—	—	—	—	—	—	(84,626)	(84,626)
Depreciation and amortization expense	(58,808)	(41,215)	(65,014)	(13,743)	(35,290)	(169)	(214,239)	(214,239)	—	(214,239)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	11,132	11,132
Income before taxes	261,885	197,590	441,327	22,944	163,467	2,894	1,090,107	1,090,107	(248,886)	841,221
Income tax expense	—	—	—	—	—	—	—	—	(249,016)	(249,016)
Net income (loss)	261,885	197,590	441,327	22,944	163,467	2,894	1,090,107	1,090,107	(497,902)	592,205
Assets	—	—	—	—	—	—	—	—	7,180,201	7,180,201
Equity-accounted investees	—	—	—	—	—	—	—	—	39,824	39,824
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	152,663	152,663
Liabilities	—	—	—	—	—	—	—	—	3,964,230	3,964,230
Impairment loss of financial assets recognized in profit or loss							—	—	(235)	(235)
Impairment loss of non-financial assets recognized in profit or loss	—	—	—	—	—	—	—	—	(6,060)	(6,060)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	822,520	822,520
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(1,006,943)	(1,006,943)
Cash flows from financing activities	—	—	—	—	—	—	—	—	1,206,485	1,206,485

	Specialty					Other				Total as of
	plant	Iodine and its	Lithium and	Industrial		products	Reportable	Operating	Unallocated	December 31,
Operating segment items for the year ended December 31, 2020	nutrients	derivatives	its derivatives	chemicals	Potassium	and services	segments	segments	amounts	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	701,688	334,657	383,373	160,608	209,294	27,571	1,817,191	1,817,191	—	1,817,191
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	701,688	334,657	383,373	160,608	209,294	27,571	1,817,191	1,817,191	—	1,817,191
Costs of sales	(537,801)	(168,499)	(297,048)	(119,092)	(187,019)	(24,862)	(1,334,321)	(1,334,321)	—	(1,334,321)
Administrative expenses	—	—	—	—	—	—	—	—	(107,017)	(107,017)
Finance expense	—	—	—	—	—	—	—	—	(82,199)	(82,199)
Depreciation and amortization expense	(55,335)	(40,687)	(56,092)	(14,136)	(34,570)	(3,092)	(203,912)	(203,912)	—	(203,912)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	8,940	8,940
Income before taxes	163,887	166,158	86,325	41,516	22,275	2,709	482,870	482,870	(244,332)	238,538
Income tax expense	—	—	—	—	—	—	—	—	(70,179)	(70,179)
Net income (loss)	163,887	166,158	86,325	41,516	22,275	2,709	482,870	482,870	(314,511)	168,359
Assets	—	—	—	—	—	—	—	—	4,818,463	4,818,463
Equity-accounted investees	—	—	—	—	—	—	—	—	85,993	85,993
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	358,009	358,009
Other Liabilities	—	—	—	—	—	—	—	—	2,655,885	2,655,885
Impairment loss of financial assets recognized in profit or loss	—	—	—	—	—	—	—	—	4,684	4,684
Impairment loss of non-financial assets recognized in profit or loss	—	—	—	—	—	—	—	—	(11,644)	(11,644)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	182,234	182,234
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(167,091)	(167,091)
Cash flows from financing activities	—	—	—	—	—	—	—	—	(94,132)	(94,132)

22.3Statement of comprehensive income classified by reportable segments based on groups of products

Items in the statement of comprehensive income for the year ended December 31,2022	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	1,172,334	754,339	8,152,939	165,200	437,180	28,586	—	10,710,578
Costs of sales	(722,261)	(282,100)	(3,636,852)	(112,247)	(193,581)	(26,912)	—	(4,973,953)
Gross profit	450,073	472,239	4,516,087	52,953	243,599	1,674	—	5,736,625
Other incomes by function	—	—	—	—	—	—	9,854	9,854
Administrative expenses	—	—	—	—	—	—	(142,644)	(142,644)
Other expenses by function	—	—	—	—	—	—	(75,971)	(75,971)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	3,369	3,369
Other losses	—	—	—	—	—	—	117	117
Financial income	—	—	—	—	—	—	47,038	47,038
Financial costs	—	—	—	—	—	—	(86,651)	(86,651)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	20,159	20,159
Exchange differences	—	—	—	—	—	—	(25,400)	(25,400)
Profit (loss) before taxes	450,073	472,239	4,516,087	52,953	243,599	1,674	(250,129)	5,486,496
Income tax expense	—	—	—	—	—	—	(1,572,212)	(1,572,212)
Profit (loss) net	450,073	472,239	4,516,087	52,953	243,599	1,674	(1,822,341)	3,914,284

Items in the statement of comprehensive income for the year ended December 31,2021	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	908,815	437,931	936,121	132,011	416,592	30,845	—	2,862,315
Costs of sales	(646,930)	(240,341)	(494,794)	(109,067)	(253,125)	(27,951)	—	(1,772,208)
Gross profit	261,885	197,590	441,327	22,944	163,467	2,894	—	1,090,107
Other incomes by function	—	—	—	—	—	—	19,552	19,552
Administrative expenses	—	—	—	—	—	—	(118,893)	(118,893)
Other expenses by function	—	—	—	—	—	—	(60,605)	(60,605)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	(235)	(235)
Other losses	—	—	—	—	—	—	(2,638)	(2,638)
Financial income	—	—	—	—	—	—	4,668	4,668
Financial costs	—	—	—	—	—	—	(84,626)	(84,626)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	11,132	11,132
Exchange differences	—	—	—	—	—	—	(17,241)	(17,241)
Profit (loss) before taxes	261,885	197,590	441,327	22,944	163,467	2,894	(248,886)	841,221
Income tax expense	—	—	—	—	—	—	(249,016)	(249,016)
Profit (loss) net	261,885	197,590	441,327	22,944	163,467	2,894	(497,902)	592,205

Items in the statement of comprehensive income for the year ended December 31,2020	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	701,688	334,657	383,373	160,608	209,294	27,571	—	1,817,191
Cost of sales	(537,801)	(168,499)	(297,048)	(119,092)	(187,019)	(24,862)	—	(1,334,321)
Gross profit	163,887	166,158	86,325	41,516	22,275	2,709	—	482,870
Other incomes by function	—	—	—	—	—	—	26,893	26,893
Administrative expenses	—	—	—	—	—	—	(107,017)	(107,017)
Other expenses by function	—	—	—	—	—	—	(99,612)	(99,612)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	4,684	4,684
Other losses	—	—	—	—	—	—	(5,313)	(5,313)
Financial income	—	—	—	—	—	—	13,715	13,715
Financial costs	—	—	—	—	—	—	(82,199)	(82,199)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	8,940	8,940
Exchange differences	—	—	—	—	—	—	(4,423)	(4,423)
Profit (loss) before taxes	163,887	166,158	86,325	41,516	22,275	2,709	(244,332)	238,538
Income tax expense	—	—	—	—	—	—	(70,179)	(70,179)
Profit (loss) from continuing operations	163,887	166,158	86,325	41,516	22,275	2,709	(314,511)	168,359

22.4Disclosures on geographical areas

As indicated in paragraph 33 of IFRS 8, the entity discloses geographical information on its revenue from operating activities with external customers and from non-current assets that are not financial instruments, deferred income tax assets, assets related to post-employment benefits or rights derived from insurance contracts.

22.5Disclosures on main customers

With respect to the degree of dependency of the Company on its customers, in accordance with paragraph 34 of IFRS 8, the Company has no external customers who individually represent 10% or more of its revenue.

22.6Segments by geographical areas

		Latin America and the
Segements by geographical areas	Chile	Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue at December 31, 2022	223,148	339,940	932,558	914,187	8,300,745	10,710,578
Non-current assets at December 31, 2022
Investment accounted for under the equity method	—	20,792	15,939	17,655	—	54,386
Intangible assets other than goodwill	75,666	428	6,497	1,345	82,400	166,336
Goodwill	—	86	158	723	—	967
Property, plant and equipment, net	2,269,923	743	14,978	4,506	436,688	2,726,838
Right-of-use assets	32,312	47	1,651	2,739	24,118	60,867
Other non-current assets	46,640	17	6	4,706	1,027	52,396
Non-current assets	2,424,541	22,113	39,229	31,674	544,233	3,061,790

		Latin America and the
Segements by geographical areas	Chile	Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2021	219,648	326,287	482,765	558,002	1,275,613	2,862,315
Non-current assets at December 31, 2021
Investment accounted for under the equity method	—	8,683	15,242	15,899	—	39,824
Intangible assets other than goodwill	89,019	496	6,996	1,809	81,338	179,658
Goodwill	22,979	86	11,531	—	—	34,596
Property, plant and equipment, net	1,815,997	671	11,380	3,704	180,473	2,012,225
Right-of-use assets	29,803	68	2,040	3,351	17,346	52,608
Other non-current assets	27,626	16	6	3,950	1,889	33,487
Non-current assets	1,985,424	10,020	47,195	28,713	281,046	2,352,398

		Latin America and the
Segements by geographical areas	Chile	Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2020	153,745	159,990	380,126	427,572	695,758	1,817,191
Non-current assets at December 31, 2020
Investment accounted for under the equity method	—	—	41,273	14,468	30,252	85,993
Intangible assets other than goodwill	95,934	565	825	2,274	78,809	178,407
Goodwill	23,065	—	18,901	—	—	41,966
Property, plant and equipment, net	1,667,824	642	12,592	3,494	52,767	1,737,319
Right-of-use assets	23,461	2,298	2,428	1,776	61	30,024
Other non-current assets	19,377	17	7	2,641	—	22,042
Non-current assets	1,829,661	3,522	76,026	24,653	161,889	2,095,751